Paras Madho
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CER TNFS

1-14965

**NYSE**

05069341

November 9, 2005

RECD S.E.C.
NOV 9 - 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Goldman Sachs Group, Inc., Floating Rate Notes due 2008 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 9, 2005. Tentative listing date – November 10, 2005.

Sincerely,

Paras Madho

PROCESSED
NOV 09 2005
THOMSON FINANCIAL